DIVIDENDS	12 Months Ended
Dec. 31, 2023
Disclosure of share capital, reserves and other equity interest [Abstract]
DIVIDENDS	DIVIDENDS

	US Dollars
Figures in millions	2023	2022	2021
Ordinary shares (1) (2)
Dividend number 122 of 705 SA cents per share was declared on 22 February 2021 and paid on 26 March 2021 (48 US cents per share)			199
Dividend number 123 of 87 SA cents per share was declared on 6 August 2021 and paid on 10 September 2021 (6 US cents per share)			25
Dividend number 124 of 217 SA cents per share was declared on 22 February 2022 and paid on 25 March 2022 (15 US cents per share)		62
Dividend number 125 of 493 SA cents per share was declared on 5 August 2022 and paid on 9 September 2022 (28 US cents per share)		119
Dividend number 126 of 322 SA cents per share was declared on 22 February 2023 and paid on 31 March 2023 (18 US cents per share)	76
Dividend number 127 of 70 SA cents per share was declared on 4 August 2023 and paid on 8 September 2023 (4 US cents per share)	15
	91	181	224
(1) The dividend payout was based on the ordinary shares of AngloGold Ashanti Limited, the previous parent entity. See note 1.3.1.
(2) For proposed dividends subsequent to year-end, refer to note 33.